Federal Home Loan Bank Advances (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Federal Home Loan Bank Advances (Textual)
Secured amount of Federal Home Loan Bank advances	$ 59.8
Minimum interest rate on advances	0.25%
Maximum interest rate on advances	3.13%